N-4	Feb. 05, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N
Entity Central Index Key	0001048606
Entity Investment Company Type	N-4
Document Period End Date	Feb. 05, 2026
Amendment Flag	false
ChoicePlus Select B-Share
Item 10. Benefits Available [Line Items]
Fees and Costs of Benefit [Text Block]	Protected Annual Income Rates for Lincoln ProtectedPay Select Core®The Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.Lincoln ProtectedPay Select Core®
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.40%	59 – 64	4.15%
65 – 69	6.05%	65 – 69	5.50%
70 – 74	6.25%	70 – 74	5.70%
75 – 79	6.45%	75 – 79	5.90%
80+	6.60%	80+	6.00%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit elections for Contractowners who transition from Lincoln ProtectedPay Select Core®.i4LIFE® Advantage Select Guaranteed Income Benefit Percentages For Contractowners Who Transition From Lincoln ProtectedPay Select Core®
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.25%	Under 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.00%	59 – 64	3.50%
65 – 69	5.00%	65 – 69	4.50%
70 – 79	5.25%	70 – 79	4.75%
80+	5.25%	80+	4.75%

ChoicePlus Select B-Share | Current Initial Protected Lifetime Income Fee Rate Single Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Select B-Share | Current Initial Protected Lifetime Income Fee Rate Joint Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Select B-Share | i4LIFE Advantage Select Guaranteed Income Benefit Contractowners from Lincoln ProtectedPay Select Core Single
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Select B-Share | i4LIFE Advantage Select Guaranteed Income Benefit Contractowners from Lincoln ProtectedPay Select Core Joint
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Advisory
Item 10. Benefits Available [Line Items]
Fees and Costs of Benefit [Text Block]	Protected Annual Income Rates for Lincoln ProtectedPay Select Core® and Estate LockSMThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.Lincoln ProtectedPay Select Core® and Estate LockSM
Age	PAI Rate
59 – 64	4.20%
65 – 69	5.60%
70 – 74	5.80%
75 – 79	6.00%
80+	6.25%

ChoicePlus Advisory | Estate Lock Death Benefit Rider Charge Rate
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
ChoicePlus Advisory | Lincoln ProtectedPay and Estate Lock Protected Lifetime Income Fee Rate
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Signature
Item 10. Benefits Available [Line Items]
Fees and Costs of Benefit [Text Block]	Protected Annual Income Rates for Lincoln ProtectedPay Select Core® and Estate LockSMThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.Lincoln ProtectedPay Select Core® and Estate LockSM
Age	PAI Rate
59 – 64	4.20%
65 – 69	5.60%
70 – 74	5.80%
75 – 79	6.00%
80+	6.25%

ChoicePlus Signature | Estate Lock Death Benefit Rider Charge Rate
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
ChoicePlus Signature | Lincoln ProtectedPay and Estate Lock Protected Lifetime Income Fee Rate
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Assurance Prime
Item 10. Benefits Available [Line Items]
Fees and Costs of Benefit [Text Block]	Protected Annual Income Rates for Lincoln ProtectedPay Select Core® and Estate LockSMThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.Lincoln ProtectedPay Select Core® and Estate LockSM
Age	PAI Rate
59 – 64	4.20%
65 – 69	5.60%
70 – 74	5.80%
75 – 79	6.00%
80+	6.25%

ChoicePlus Assurance Prime | Estate Lock Death Benefit Rider Charge Rate
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
ChoicePlus Assurance Prime | Lincoln ProtectedPay and Estate Lock Protected Lifetime Income Fee Rate
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Assurance Series
Item 10. Benefits Available [Line Items]
Fees and Costs of Benefit [Text Block]	Protected Annual Income Rates for Lincoln ProtectedPay Select Core® and Estate LockSMThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.Lincoln ProtectedPay Select Core® and Estate LockSM
Age	PAI Rate
59 – 64	4.20%
65 – 69	5.60%
70 – 74	5.80%
75 – 79	6.00%
80+	6.25%

ChoicePlus Assurance Series | Estate Lock Death Benefit Rider Charge Rate
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
ChoicePlus Assurance Series | Lincoln ProtectedPay and Estate Lock Protected Lifetime Income Fee Rate
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Design
Item 10. Benefits Available [Line Items]
Fees and Costs of Benefit [Text Block]	Protected Annual Income Rates for Lincoln ProtectedPay Select Core® and Estate LockSMThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.Lincoln ProtectedPay Select Core® and Estate LockSM
Age	PAI Rate
59 – 64	4.20%
65 – 69	5.60%
70 – 74	5.80%
75 – 79	6.00%
80+	6.25%

ChoicePlus Design | Estate Lock Death Benefit Rider Charge Rate
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
ChoicePlus Design | Lincoln ProtectedPay and Estate Lock Protected Lifetime Income Fee Rate
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Lincoln InvestmentSolutions RIA
Item 10. Benefits Available [Line Items]
Fees and Costs of Benefit [Text Block]	Protected Annual Income Rates for Lincoln ProtectedPay Select Core® and Estate LockSMThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.Lincoln ProtectedPay Select Core® and Estate LockSM
Age	PAI Rate
59 – 64	4.20%
65 – 69	5.60%
70 – 74	5.80%
75 – 79	6.00%
80+	6.25%

Lincoln InvestmentSolutions RIA | Estate Lock Death Benefit Rider Charge Rate
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
Lincoln InvestmentSolutions RIA | Lincoln ProtectedPay and Estate Lock Protected Lifetime Income Fee Rate
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%